FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of fair value measurements for each class of assets on nonrecurring basis

Fair Value Measurement at the End of the Reporting Period Using
Quoted Prices
		in Active	Significance
	As of	Markets for	Other	Significant
	December 31,	Identical	Observable	Unobservable
	2016	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
Description
Nonrecurring fair value measurements:
Long-lived assets held and used	21,286	—	—	21,286	(35,288)